Income Taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥)
Income Taxes
Unrecognized tax benefits		¥ 0	¥ 0		¥ 0
Components of income tax expense
Total tax expenses	$ 96,236	626,140	601,828	¥ 457,745
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC		9,981,800	6,993,100		9,981,800
Provision for the Chinese dividend withholding taxes		0	0
Deferred income tax liability not recorded in respect of undistributed earnings		499,100	349,700		499,100
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates	390,523	2,540,853	2,666,084	2,050,520
Computed income tax expense at PRC EIT tax rate		635,213	666,521	512,630
Effect of non-deductible expenses, including:
Share-based compensation expenses		166,774	118,913	75,735
Other non-deductible expenses		67,911	6,408	4,259
Effect of different tax rates of subsidiaries operating in other jurisdiction		8,634	1,693	392
Effect of tax holidays on concessionary rates granted to PRC subsidiaries		(329,048)	(280,523)	(144,958)
Effect of non-taxable income		(30,075)	(17,419)	(7,242)
Change in valuation allowance		106,731	105,387	10,444
Others			848	6,485
Total tax expenses	$ 96,236	626,140	601,828	457,745
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect		329,048	280,523	144,958
Deferred tax assets:
Net operating loss carry forwards		287,104	175,676		287,104
Allowance for doubtful accounts		41,937	18,017		41,937
Impairment for other investments		13,980	9,044		13,980
Inventory write-down		52,885	46,488		52,885
Payroll payable and other accruals		14,963	21,427		14,963
Deferred revenue		131,261	96,454		131,261
Others		4,043	2,039		4,043
Less: valuation allowance		(261,061)	(154,330)		(261,061)
Total deferred tax assets-current		285,112	214,815		285,112
Deferred tax liability:
Intangible assets		17,007	100,583		17,007
Total deferred tax liability-non-current		17,007	100,583		¥ 17,007
China operations
Components of income tax expense
Current tax (Note)		780,013	689,473	561,001
Deferred tax		(153,873)	(87,645)	(103,256)
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates		3,320,283	3,241,171	2,540,418
Non-China operations
Reconciliation of the income tax expense to income before income tax and share of loss of affiliates
Income before income tax and share of loss of affiliates		¥ (779,430)	¥ (575,087)	¥ (489,898)
Pinwei Software
Income Taxes
Preferential tax rate (as a percent)	10.00%	10.00%
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	$ 14	¥ 100
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)		25.00%			25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs		¥ 1,253,624	¥ 702,705		¥ 1,253,624
People's Republic of China | Vipshop Jianyang
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Zhuhai
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Vipshop Internet Technology
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
People's Republic of China | Pinwei Software
Income Taxes
Preferential tax rate (as a percent)					15.00%
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares		¥ 2.80	¥ 2.42	¥ 1.25
Per share effect - diluted (in dollars per share) | ¥ / shares		¥ 2.62	¥ 2.23	¥ 1.21